RECON CAPITAL SERIES TRUST

STATEMENT OF ADDITIONAL INFORMATION

Recon Capital USA Managed Risk ETF (USMR)

January 4, 2017

Supplement to the Statement of Additional Information dated September 19, 2016

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This Supplement and the Statement of Additional Information are not a prospectus, and should be read in conjunction with the Prospectus, dated September 19, 2016, for the Recon Capital USA Managed Risk ETF (“Fund”), a series of Recon Capital Series Trust (“Trust”), as it may be supplemented from time to time. Shares of the Fund are listed on NYSE ARCA (“Exchange”).

Fund	NYSE ARCA Ticker
Recon Capital USA Managed Risk ETF	USMR

New Chief Compliance Officer

Effective December 8, 2016, Tami Pester resigned as Chief Compliance Officer of the Trust and any references to Tami Pester serving as Chief Compliance Officer are hereby removed.

Rodney L. Ruehle has been appointed as the Chief Compliance Officer of the Trust effective December 8, 2016. Additional information regarding Mr. Ruehle, which supplements and replaces information about the former Chief Compliance Officer is provided below.

Officer Information

The Officers of the Trust, their addresses, positions with the Trust, ages and principal occupations during the past five years are set forth below.

Officer’s Name, Address [1] and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During The Past Five Years
Rodney L. Ruehle 48	Chief Compliance Officer	Since December 2016	Fund Chief Compliance Officer, Foreside Financial Group, LLC, 2016 to present; Director, Beacon Hill Fund Services, Inc. 2008 to 2016; Chief Compliance Officer of Context Capital Funds, 2015 to present; Chief Compliance Officer of Praxis Mutual Funds, 2015 to present; Chief Compliance Officer, Asset Management Funds, 2009 to 2016; Chief Compliance Officer of Tributary Funds, Inc., 2009 to present; Chief Compliance Officer, Penn Series Funds, Inc., 2012 to 2014.

1. The address for each officer is c/o Recon Capital Series Trust, 1 Landmark Square, 8th Floor, Stamford, Connecticut 06901.

This Supplement, the Summary Prospectus, Prospectus, and the Statement of Additional Information each dated September 19, 2016, provide relevant information for all shareholders and should be retained for future reference. Each of the Summary Prospectus, Prospectus and the Statement of Additional Information, have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling toll-free 1-844-723-8637 or by visiting www.reconfunds.com.

Please retain this Supplement for future reference.